PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED) (Details - PARENT COMPANY STATEMENTS OF CASH FLOWS)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
PARENT COMPANY STATEMENTS OF CASH FLOWS
Net loss	$ (1,566,998)	¥ (11,125,365)	¥ (45,091,332)	$ (16,698,340)	¥ (106,004,401)	¥ (191,826,242)
Share-based compensation	12,017	85,316	(3,128,741)	1,223,094	7,764,448	76,756,500
Changes in operating assets and liabilities:
Amounts due from related parties			30,088,833	4,739,742	30,088,833	(3,086,330)
Amounts due to related parties						(245,808)
Accrued expenses and other liabilities	5,252,252	37,289,942	(37,906,402)	(5,613,164)	(35,633,487)	140,210
Net cash used in operating activities		(107,395,153)	(176,984,374)	(27,337,727)	(173,545,357)	(246,610,437)
Effect of exchange rate on cash	4,291,943	30,471,942	(4,446,301)	(1,808,136)	(11,478,411)	(2,674)
Net change in cash	(6,203,025)	(44,040,237)	(340,935,187)	(18,806,840)	(119,389,581)	388,406,644
Cash, beginning of the period	38,179,597	271,067,503	390,457,084	61,506,740	390,457,084	2,050,440
Cash, end of the period	31,976,572	227,027,266	49,521,897	38,179,597	271,067,503	390,457,084
Supplemental disclosure of non-cash investing and financing activity
Accretion to redemption value of convertible redeemable preferred shares	10,152,855	72,083,238	65,013,751	20,582,579	130,662,326	16,610,297
Parent company | Reportable legal entities
PARENT COMPANY STATEMENTS OF CASH FLOWS
Net loss	(1,566,998)	(11,125,365)	(45,091,332)	(16,698,340)	(106,004,401)	(191,826,242)
Equity loss of subsidiaries	803,346	5,703,582	27,562,274	11,950,588	75,864,722	60,903,713
Share-based compensation	(12,017)	(85,316)	3,128,741	1,223,094	7,764,448	76,756,500
Changes in operating assets and liabilities:
Amounts due from related parties	(46,326,745)	(328,910,623)	(298,261,642)	(3,670,285)	(23,299,705)	(421,125,633)
Amounts due to related parties	52,619	373,586	(42,697)
Accrued expenses and other liabilities	7,812,564	55,467,639	(7,357,523)	(3,895,962)	(24,732,348)	77,228,629
Net cash used in operating activities	(39,237,231)	(278,576,497)	(320,062,179)	(11,108,373)	(70,518,177)	(395,156,152)
Effect of exchange rate on cash	4,212,531	29,908,137	(4,446,303)	(1,000,829)	(6,353,461)	2,109,604
Net change in cash	(35,024,700)	(248,668,360)	(324,508,482)	(12,237,392)	(77,685,414)	330,296,949
Cash, beginning of the period	35,580,092	252,611,535	330,296,949	52,030,016	330,296,949
Cash, end of the period	555,392	3,943,175	5,788,467	35,580,092	252,611,535	330,296,949
Supplemental disclosure of non-cash investing and financing activity
Accretion to redemption value of convertible redeemable preferred shares	$ 10,152,855	¥ 72,083,238	¥ 65,013,751	$ 20,582,579	¥ 130,662,326	¥ 16,610,297